Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	$ 146,534	$ 128,258
Other liabilities	58,137	53,122
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount	696	352
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets	1,200	2,400
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued	700	1,300
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity	7,100	8,500
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued	16,200	16,600
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding	53,900	53,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued	39,800	36,900
Municipal Bond TOB Structures [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Floating rate certificates issued	8,700	7,600
Municipal Bond TOB Structures [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued	8,300	7,100
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	465	548
Other liabilities	$ 95	$ 128